EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Warrants Included in Earnings per Share
The following table presents warrants included in weighted average shares outstanding due to their insignificant exercise price:

Shares	Issuance Date
118,228	May 9, 2018
309,698	February 11, 2020
84,911	June 29, 2020
58,518	November 18, 2020

Schedule of Earnings Per Share	The following table sets forth the computation of basic and diluted earnings per share.

	Year Ended December 31,
	2020	2019
Net loss - basic and diluted	$(26,810)	$(21,533)
Weighted average shares - basic and diluted	5,722,095	1,610,620
Net loss per share - basic and diluted	$(4.69)	$(13.37)